Share based compensation, Share Options (Details)	3 Months Ended	9 Months Ended
	Sep. 30, 2025 shares	Sep. 30, 2025 shares $ / shares	Jun. 30, 2021 shares
Share based payment arrangement [Abstract]
Number of shares reserved for future issuance (in shares)			1,202,734
Number of ordinary shares available for future issuance (in shares)	1,148,292	1,148,292
Number of options granted (in shares)	97,751	734,751
Share Option, Expiration Period One [Member]
Share based payment arrangement [Abstract]
Number of options granted (in shares)		495,000
Award vest percentage		25.00%
Remaining vesting period		3 years
Share option award granted period		7 years
Exercise price for option granted (in dollars per share) | $ / shares		$ 0.025
Share Option, Expiration Period Two [Member]
Share based payment arrangement [Abstract]
Number of options granted (in shares)	14,001	14,001
Share option award granted period		7 years
Exercise price for option granted (in dollars per share) | $ / shares		$ 0.025
Vesting condition	2 years	2 years
Share Option Expiration Period Three [Member]
Share based payment arrangement [Abstract]
Number of options granted (in shares)	83,750	225,750
Award vest percentage	25.00%	25.00%
Remaining vesting period		3 years
Share option award granted period		8 years
Vesting condition	2 years	2 years
Share Options [Member]
Share based payment arrangement [Abstract]
Number of shares authorized (in shares)	3,721,251	3,721,251